Commitments and Contingencies - Schedule of Operating Lease Future Minimum Payments (Details)	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 147,257
2020	37,315
Total	$ 184,572